Schedule of Revenue By Geographical Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 18,433,172	$ 14,004,527	$ 13,326,824
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	6,963,573	7,642,659	5,857,613
Central Eastern and Southern Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,660,157	963,257	622,106
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	9,041,962	4,910,879	5,867,849
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 767,480	$ 487,732	$ 979,256